Intangible Assets and Amortization Method (Detail)	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Goodwill	Indefinite-lived
Tradename	Indefinite-lived
Vendor Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method over the terms of the underlying contracts. The remaining terms of the underlying contracts range from two to five years.
Vendor Contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Vendor Contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Favorable Unfavorable Leases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Based on the pattern in which the economic benefits are realized over the terms of the lease agreements. The remaining terms of the lease agreements range from approximately three to twenty-one years.
Favorable Unfavorable Leases | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Favorable Unfavorable Leases | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	21 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method over the terms of the underlying agreement or the expected useful life of the intangible asset. The remaining useful lives of these intangible assets range from two to eleven years.
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years